Interest expense and other financial income and expense	12 Months Ended
Dec. 31, 2022
Disclosure of Interest Expense and Other Financial Income and Expense [abstract]
Interest expense and other financial income and expense
5. Interest expense and other financial income and expense
Interest expense
(USD millions)	2022	2021	2020

Interest expense	-669	-651	-708

Interest expense on lease liabilities	-60	-62	-67

Expense arising from discounting long-term liabilities and capitalized borrowing costs	-108	-98	-94

Total interest expense	-837	-811	-869

Other financial income and expense
(USD millions)	2022	2021	2020

Interest income	379	71	91

Other financial income	19	12	18

Financial expense	-194	-94	-52

Currency result, net	-184	-69	-135

Total other financial income and expense	20	-80	-78